Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net cash flows from operating activities:
Net income (loss) for the period	$ (12,055)	$ 211,334	$ (215,235)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based payment	2,724	1,135	10,899
Realized loss on investments, net	77	214	97
Financial income, net	(1,542)	(677)	(55)
Income tax expense	205	119	157
Depreciation of equipment and right-of-use-assets	510	610	137
Amortization of intangible assets	168	581	130
Changes in accrued interest and amortization of premium (discount) on investments	(91)	247
INX Token-based compensation	694	(6,902)	19,801
Unrealized gain (loss) on INX Tokens issued	(3,775)	(226,044)	161,173
Loss on investment in associate	591
Other expense	1,618
Net loss on office space sublease agreement	33
Impairment loss on digital assets		72	80
Revaluation of lease liability and right-of-use assets	14	(148)
Changes in operating assets and liabilities:
Decrease (increase) in digital assets, net	1,648	(1,669)
Decrease )increase) in trade receivables	(200)	328	215
Increase in derivative assets	(546)	(1,072)
Decrease (increase) in prepaid expenses and receivables from related parties	73	(225)	(278)
Increase from revaluation of contingent liability			(96)
Increase (decrease) in accounts payable and accrued expenses	514	(1,061)	1,212
Increase in deferred revenue	85
Cash paid and received during the year for:
Interest received	1,560	784	98
Taxes received (paid), net	(86)	69	(290)
Net cash used in operating activities	(7,781)	(22,305)	(21,955)
Net cash flows from investing activities:
Proceeds from INX Token offering			48,243
Increase in digital assets			(485)
Proceeds received under office space sublease agreement	106
Purchase of equipment	(48)	(335)	(132)
Investment in associate	(32)
Purchase of investments	(9,030)	(33,402)	(14,533)
Proceeds from sales and maturities of investments	20,824	6,534
Increase in loan receivable from related parties		(218)	(475)
Net cash used in business combinations			(5,232)
Net cash provided by (used in) investing activities	11,820	(27,421)	27,386
Net cash flows from financing activities:
Proceeds from exercise of INX Token warrants	14	150	1,052
Proceeds from issuance of INX tokens, net			31,852
Proceeds from exercise of option under SAFE agreements			720
Proceeds from private placements, net of issuance cost		29,591
Repayment of contingent consideration liability		(400)
Repayment of finance lease liabilities	(564)	(578)	(68)
Net cash provided by (used in) financing activities	(550)	28,763	33,556
Change in cash and cash equivalents	3,489	(20,963)	38,987
Cash and cash equivalents at beginning of year	25,605	46,568	7,581
Cash and cash equivalents at end of year	29,094	25,605	46,568
Cash and cash equivalents	12,572	19,781	24,581
Cash and cash equivalents held in Reserve Fund	16,522	5,824	21,987
Total cash and cash equivalents	29,094	25,605	46,568
Right of-use-asset recognized with corresponding lease liability	28	827	654
Repayment of loan receivable from related parties		1,233
Contribution to equity upon cancellation of private placement warrants		4,255
Premium on exercise of shares by related party			9
Contribution to equity by controlling shareholder			582
Conversion of convertible loan			148
INX Token Offering proceeds received in digital assets			49,488
Proceeds from exercise of share option			$ 1,500